Intangible assets, net	12 Months Ended
Dec. 31, 2011
Intangible assets, net

8.     Intangible assets, net

Intangible assets consisted of the following:

	2010	2011	2011
	(RMB)	(RMB)	(Unaudited) ($)
Production license	28,779,986	28,779,986	$4,567,599
Accumulated amortization	(7,652,486)	(11,478,729)	(1,821,760)
Intangible assets, net	21,127,500	17,301,257	$2,745,839

The amortization expenses for the years ended December 31, 2009, 2010 and 2011 were RMB3,826,243, RMB3,826,243 and RMB3,826,243 ($607,254), respectively.

Future amortization of intangible assets is as follows:

Years Ending December 31,	(RMB) Amount
2012	3,826,243
2013	3,826,243
2014	3,826,243
2015	3,826,243
2016	1,996,285
Total	17,301,257